Cover	3 Months Ended
Jan. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO.1
Entity Registrant Name	ZEO SCIENTIFIX, INC.
Entity Central Index Key	0001557376
Entity Tax Identification Number	47-4180540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3321 College Avenue
Entity Address, Address Line Two	Suite 246
Entity Address, City or Town	Davie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33314
City Area Code	888
Local Phone Number	963-7881
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3321 College Avenue
Entity Address, Address Line Two	Suite 246
Entity Address, City or Town	Davie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33314
Contact Personnel Name	Ian T. Bothwell